Premises and Equipment	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Premises and Equipment

NOTE 8: PREMISES AND EQUIPMENT

A summary of premises and equipment at December 31, is as follows:

(In thousands)	2019	2018
Land	$2,268	$2,205
Buildings	17,673	16,094
Furniture, fixtures and equipment	15,936	15,029
Construction in progress	4,575	3,599
	40,452	36,927
Less: Accumulated depreciation	17,753	16,304
	$22,699	$20,623

Depreciation expense in 2019 and 2018 was $1.5 million and $1.2 million, respectively.